As filed with the Securities and Exchange Commission on March 1, 2011
Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund
 (Exact name of registrant as specified in charter)
 1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1:     Schedule of Investments

DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2010
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Asset Back Commercial Paper (4.84%) (1)
$100,000,000	Chesham Finance LLC	01/06/11	0.40%	$99,994,444
100,000,000	Chesham Finance LLC	01/13/11	0.40	99,986,667
200,000,000	Total Asset Back Commercial Paper			199,981,111

Commercial Paper (2.60%)
$7,400,000	Societe Generale North America	01/03/11	0.25%	$7,399,897
100,000,000	Societe Generale North America	01/04/11	0.25	99,997,917
107,400,000	Total Commercial Paper			107,397,814

Eurodollar Certificates of Deposit (7.26%)
$100,000,000	Credit Industrial et Commercial	02/03/11	0.35%	$100,000,912
200,000,000	National Australia Bank	01/07/11	0.27	200,000,166
300,000,000	Total Eurodollar Certificates of Deposit			300,001,078

Foreign Commercial Paper (3.63%)
$150,000,000	Danske Corporation	01/18/11	0.29%	$149,979,458
150,000,000	Total Foreign Commercial Paper			149,979,458

Time Deposit (23.25%)
$61,000,000	BNP Paribas	01/03/11	0.10%	$61,000,000
190,000,000	Citibank, N.A.	01/03/11	0.19	190,000,000
160,000,000	Commerzbank A.G.	01/03/11	0.18	160,000,000
130,000,000	Credit Agricole CIB	01/03/11	0.16	130,000,000
180,000,000	National Bank of Canada	01/03/11	0.17	180,000,000
190,000,000	Royal Bank of Canada	01/03/11	0.12	190,000,000
50,000,000	Union Bank of Switzerland	01/03/11	0.10	50,000,000
961,000,000	Total Time Deposit			961,000,000

Variable Rate Demand Instruments (1.31%) (2)
$1,050,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.40%	$1,050,000
11,000	Capital One Funding Corporation Floating Rate Option Notes – Series 1997 D LOC JPMorgan Chase Bank, N.A.	07/02/18	0.37	11,000
870,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.34	870,000
2,680,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.34	2,680,000
12,250,000	Delos, LLC – Series 2007A LOC Banco Santander	03/01/37	0.44	12,250,000
4,267,569	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.27	4,267,569
2,710,000	Healtheum, LLC – Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.40	2,710,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank,	06/01/27	0.33	700,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.34	1,800,000
3,065,000	Maryland Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community) – Series 1999B LOC Wachovia Bank, N.A.	07/01/29	0.29	3,065,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.35	2,500,000
5,360,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.27	5,360,000
2,500,000	New Jersey EDA School Facilities Construction Bonds 2006 Series R - Sub-Series – R3 (3) LOC Lloyds TSB Bank/ Bank of Nova Scotia	09/01/31	0.27	2,500,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.63	6,900,000
7,380,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.75	7,380,000
54,043,569	Total Variable Rate Demand Instruments			54,043,569

Yankee Certificates of Deposit (57.09%)
$100,000,000	Banco Bilbao Vizcaya Argentaria	01/05/11	0.28%	$100,000,055
150,000,000	Banco Santander	01/31/11	0.34	150,001,249
120,500,000	Bank of Nova Scotia	02/22/11	0.24	120,501,739
150,000,000	Barclays Bank PLC	03/16/11	0.38	150,000,000
60,000,000	Barclays Bank PLC	03/23/11	0.30	60,000,000
150,000,000	Canadian Imperial Bank of Commerce (4)	02/07/11	0.34	150,000,000
75,000,000	Credit Agricole CIB	02/10/11	0.52	75,002,492
100,000,000	Credit Industrial et Commercial	01/06/11	0.40	100,000,000
100,000,000	Dexia Credit Local de France	02/07/11	0.48	100,000,000
100,000,000	Dexia Credit Local de France	03/28/11	0.52	100,002,385
90,000,000	KBC BANK NV	02/11/11	0.62	90,001,021
18,000,000	KBC BANK NV	02/22/11	0.47	18,004,020
95,000,000	KBC BANK NV	03/22/11	0.47	95,002,105
122,800,000	Landesbank Hessen-Thueringen Girozentrale	02/14/11	0.31	122,801,500
25,000,000	Landesbank Hessen-Thueringen Girozentrale	03/24/11	0.37	25,000,569
159,600,000	Mizuho Corporation Bank	01/10/11	0.28	159,600,000
200,000,000	Rabobank Nederland	01/28/11	0.29	200,001,498
150,000,000	Skandinav Enskilda Banken NY	01/19/11	0.33	150,000,000
50,000,000	Skandinav Enskilda Banken NY	01/25/11	0.32	50,000,000
137,600,000	Svenska Handelsbanken	03/03/11	0.28	137,602,330
121,600,000	UniCredit Bank AG	01/12/11	0.61	121,600,371
85,000,000	UniCredit Bank AG	01/21/11	0.54	85,000,472
2,360,100,000	Total Yankee Certificates of Deposit			2,360,121,806

	Total Investments (99.98%) (Cost $4,132,524,836†)			4,132,524,836
	Cash and Other Assets, net of Liabilities (0.02%)			1,020,733
	Net Assets (100.00%)			$4,133,545,569

	Advantage Shares, 1,505,960,840 shares outstanding			$1.00
	Institutional Class, 421,739,711 shares outstanding			$1.00
	Institutional Service Shares, 118,605,978 shares outstanding			$1.00
	Investor, 200,765,769 shares outstanding			$1.00
	Option Xpress Class, 314,230,807 shares outstanding			$1.00
	Pinnacle, 251,407,616 shares outstanding			$1.00
	Retail Class, 959,485,905 shares outstanding			$1.00
	Short Term Income Shares, 362,993,247 shares outstanding			$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $199,981,111, which represented 4.84% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

3)	Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

4)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.165%.

KEY:
	EDA = Economic Development Authority
	IDRB = Industrial Development Revenue Bond
	LOC = Letter of Credit
	MHRB = Multi-Family Housing Revenue Bond
	RB = Revenue Bond

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2010
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Repurchase Agreements (50.02%)
$30,000,000	Banc of America Securities, LLC, purchased on 12/31/10, repurchase proceeds at maturity $30,000,375(Collateralized by $646,305,318 GNMA, 5.739% to 6.239%, due 05/20/37 to 09/16/39 , value $30,600,000)	01/03/11	0.15%	$30,000,000
152,000,000	Bank of New York Mellon, purchased on 12/31/10, repurchase proceeds at maturity $152,002,787 (Collateralized by $154,185,305, GNMA, 0.000% to 6.000%, due 03/15/25 to 12/20/40, value $155,040,000)	01/03/11	0.22	152,000,000
290,000,000	Goldman Sachs, purchased on 12/31/10, repurchase proceeds at maturity $290,003,383 (Collateralized by $530,901,575, GNMA 3.000% to 6.389%, due 04/20/39 to 12/16/40, value $295,800,000)	01/03/11	0.14	290,000,000
120,000,000	JPMorgan Chase & Co., purchased on 12/31/10, repurchase proceeds at maturity $120,002,000 (Collateralized by $170,479,838 GNMA, 3.000% to 12.500%, due 09/15/12 to 08/15/52, value $122,400,743)	01/03/11	0.20	120,000,000
592,000,000	Total Repurchase Agreements			592,000,000

U.S. Government Obligations (49.83%)
$75,000,000	U.S. Treasury Bill	01/06/11	0.09%	$74,999,896
50,000,000	U.S. Treasury Bill	01/06/11	0.01	49,999,931
100,000,000	U.S. Treasury Bill	01/06/11	0.07	99,999,028
50,000,000	U.S. Treasury Bill	01/06/11	0.08	49,999,444
65,000,000	U.S. Treasury Bill	02/10/11	0.36	64,976,833
19,000,000	U.S. Treasury Bill	09/22/11	0.25	18,965,515
15,000,000	U.S. Treasury Bill	09/22/11	0.25	14,973,050
40,000,000	U.S. Treasury Bill	10/31/11	0.28	40,236,719
10,000,000	U.S. Treasury Bill	11/17/11	0.28	9,975,555
50,000,000	U.S. Treasury Note	02/28/11	0.28	50,047,124
30,000,000	U.S. Treasury Note	06/30/11	0.30	30,121,525
25,000,000	U.S. Treasury Note	07/31/11	0.31	25,099,888
10,000,000	U.S. Treasury Note	09/30/11	0.24	10,056,279
10,000,000	U.S. Treasury Note	09/30/11	0.25	10,055,954
20,000,000	U.S. Treasury Note	10/31/11	0.25	20,124,027
20,000,000	U.S. Treasury Note	12/15/11	0.32	20,153,638
589,000,000	Total U.S. Government Obligations			589,784,406

	Total Investments (99.85%) (Cost $1,181,784,406†)			1,181,784,406
	Cash and other Assets, Net of Liabilities (0.15%)			1,801,134
	Net Assets (100.00%)			$1,183,585,540

	Institutional Class, 526,466,032 shares outstanding			$1.00
	Institutional Service Shares, 247,681,943 shares outstanding			$1.00
	Investor, 189,728,483 shares outstanding			$1.00
	Pinnacle, 18,687,682 shares outstanding			$1.00
	Retail Class, 20,339,663 shares outstanding			$1.00
	Short Term Income Shares, 180,652,306 shares outstanding			$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
KEY:
	GNMA = Government National Mortgage Association

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2010
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Asset Back Commercial Paper (10.61%) (1)
$30,000,000	Straight-A-Funding LLC	01/03/11	0.26%	$29,999,567
60,000,000	Straight-A-Funding LLC	01/26/11	0.26	59,989,167
30,000,000	Straight-A-Funding LLC	02/22/11	0.25	29,989,167
120,000,000	Total Asset Back Commercial Paper			119,977,900

Floating Rate Securities (21.48%)
$50,000,000	Federal Agricultural Mortgage Corporation	04/19/11	0.24%	$50,000,000
50,000,000	Federal Agricultural Mortgage Corporation	06/20/11	0.36	50,000,000
30,000,000	Federal Agricultural Mortgage Corporation	08/01/11	0.36	30,000,000
25,000,000	Federal Agricultural Mortgage Corporation	08/05/11	0.24	25,000,000
20,000,000	Federal Agricultural Mortgage Corporation	10/03/11	0.25	20,000,000
25,000,000	Federal Agricultural Mortgage Corporation	01/25/11	0.22	25,000,000
30,000,000	Overseas Private Investment Corporation	12/15/19	0.28	30,000,000
10,000,000	Overseas Private Investment Corporation	06/15/17	0.28	10,000,000
2,810,117	Overseas Private Investment Corporation	01/20/11	0.85	2,810,117
242,810,117	Total Floating Rate Securities			242,810,117

Loan Participations (4.87%) (2)
$15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/07/11	0.45%	$15,000,000
15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/10/11	0.45	15,000,000
25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/19/11	0.40	25,000,000
55,000,000	Total Loan Participations			55,000,000

Repurchase Agreements (40.77%)
$150,000,000	Annaly Capital Management, Inc., purchased on 12/31/10, repurchase proceeds at maturity $150,004,625 (Collateralized by $421,617,259, FMAC, 0.803% to 6.100%, due 04/15/32 to 06/01/38, value $108,812,480, FMNA, 2.315% to 7.000%, due 04/01/32 to 07/01/50, value $48,687,520)	01/03/11	0.37%	$150,000,000
25,000,000	BNP Paribas, purchased on 12/31/10, repurchase proceeds at maturity $25,000,354 (Collateralized by $83,544,317, GNMA, 3.500% to 8.500%, due 04/15/24 to 09/20/40, value $25,500,000)	01/03/11	0.17	25,000,000
24,000,000	Banc of America Securities, LLC, purchased on 12/31/10, repurchase proceeds at maturity $24,000,300 (Collateralized by $25,450,105, GNMA, 3.740% to 4.500%, due 06/15/38 to 01/15/51, value $24,480,001)	01/03/11	0.15	24,000,000
37,000,000	Bank of New York Mellon, purchased on 12/31/10, repurchase proceeds at maturity $37,000,678 (Collateralized by $81,983,179 GNMA, 3.500% to 7.000%, due 12/15/40 to 01/20/28, value $37,740,000)	01/03/11	0.22	37,000,000
155,000,000	Bank of New York Mellon, purchased on 12/31/10, repurchase proceeds at maturity $155,004,133 (Collateralized by $185,729,637, FMAC, 4.000% to 6.000%, due 04/01/18 to 12/01/40, value $10,264,790, FNMA, 3.500% to 6.000%, 11/01/21 to 01/01/41, value $146,839,892, GNMA, 4.000%, due 12/20/40 to 01/20/38, value $995,319)	01/03/11	0.32	155,000,000
20,000,000	JPMorgan Chase & Co., purchased on 12/31/10, repurchase proceeds at maturity $20,000,333 (Collateralized by $24,142,110 GNMA, 4.500% to 7.000%, due 12/15/31 to 11/15/40, value $20,401,644)	01/03/11	0.20	20,000,000
50,000,000	UBS Securities, LLC, purchased on 12/31/10, repurchase proceeds at maturity $50,001,000 (Collateralized by $49,892,600 USTR, 4.500%, due 02/28/11, value $51,000,003)	01/03/11	0.24	50,000,000
461,000,000	Total Repurchase Agreements			461,000,000

U.S. Government Agency Discount Notes (14.01%)
$500,000	Federal Agricultural Mortgage Corporation	06/22/11	0.26%	$499,379
25,000,000	Federal Agricultural Mortgage Corporation	12/13/11	0.34	24,918,306
5,000,000	Federal Home Loan Bank	07/25/11	0.22	4,993,736
930,000	Federal Home Loan Bank	09/01/11	0.30	928,117
1,200,000	Federal Home Loan Mortgage Corporation	01/11/11	0.25	1,199,917
20,000,000	Federal Home Loan Mortgage Corporation	06/29/11	0.26	19,974,144
26,200,000	Federal Home Loan Mortgage Corporation	06/21/11	0.26	26,167,643
15,000,000	Federal Home Loan Mortgage Corporation	05/25/11	0.25	14,985,000
20,000,000	Federal Home Loan Mortgage Corporation	03/08/11	0.28	19,989,733
19,825,000	Federal Home Loan Mortgage Corporation	05/03/11	0.32	19,803,501
25,000,000	Federal National Mortgage Association	04/18/11	0.33	24,975,479
158,655,000	Total U.S. Government Agency Discount Notes			158,434,955

U.S. Government Agency Medium Term Notes (8.20%)
$10,000,000	Federal Home Loan Bank	01/13/11	0.26%	$9,999,993
5,000,000	Federal Home Loan Bank	07/19/11	0.26	5,013,720
15,000,000	Federal Home Loan Bank	10/28/11	0.30	14,992,191
10,000,000	Federal Home Loan Bank	09/09/11	0.31	10,321,294
10,000,000	Federal Home Loan Bank	11/04/11	0.31	9,996,014
22,300,000	Federal Home Loan Bank	01/20/11	0.37	22,305,614
20,000,000	Federal Home Loan Mortgage Corporation	02/25/11	0.24	20,089,984
92,300,000	Total U.S. Government Agency Medium Term Notes			92,718,810

	Total Investments (99.94%) (Cost $1,129,941,782†)			1,129,941,782
	Cash and Other Assets, net of Liabilities (0.06%)			680,821
	Net Assets (100.00%)			$1,130,622,603

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 859,513,028 shares outstanding			$1.00
	Institutional Class, 31,085,101 shares outstanding			$1.00
	Institutional Service Shares, 67,898,987 shares outstanding			$1.00
	Retail Class, 172,238,429 shares outstanding			$1.00

FOOTNOTES:

1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $119,977,900, which represented 10.61% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

2)
Security is considered to be illiquid.  The Fund is limited to investing 5% of net assets in illiquid securities at the time of purchase.  The value of securities considered illiquid at the time of this statement represented 4.87% of the Portfolio’s net assets.

KEY:
	FMAC= Federal Home Loan Mortgage Corporation
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	USTR = U.S. Treasury

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31,2010
(UNAUDITED)

Face		Maturity	Interest	Value	Ratings (1)
Amount		Date	Rate	(Note 1)	Moody's	Standard & Poor's

Put Bonds (2) (3.79%)
$750,000	Glendale River Hills School District, WI TRAPN R-1 (4)	04/20/11	0.75%	$750,556
1,350,000	Glendale River Hills School District, WI TRAPN R-2 (4)	08/17/11	0.80	1,351,673
10,740,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.95	10,740,000	P-1	A-1+
640,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.95	640,000	P-1	A-1+
1,280,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.80	1,280,308	P-1	A-1+
14,760,000	Total Put Bonds			14,762,537

Tax Exempt Commercial Paper (7.41%)
$4,000,000	Hillsborough County Aviation Authority Airport Facilities Series B LOC Landesbank Baden – Wurttemberg	01/10/11	0.34%	$4,000,000	P-1
3,850,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3) LOC BNP Paribas	01/12/11	0.32	3,850,000	VMIG-1	A-1+
5,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	02/03/11	0.36	5,000,000	P-1	A-1+
5,000,000	Regents of the University of Michigan RB - Series 2009B	01/05/11	0.26	5,000,000	P-1	A-1+
11,000,000	Sunshine State Governmental Financing Commission – Series L LOC Dexia CLF	01/06/11	0.32	11,000,000	P-1	A-1
28,850,000	Total Tax Exempt Commercial Paper			28,850,000

Tax Exempt Obligation Notes and Bonds (12.46%)
$3,000,000	City of Fitchburg, MA GO RAN (4)	06/30/11	0.90%	$3,005,145
2,500,000	City School District of the City of Schenectady, Schenectady county, NY GO RAN (4)	08/31/11	0.84	2,502,619
1,000,000	Concord School District, NH GO BAN	01/21/11	0.75	1,000,081	MIG-1
4,255,000	D.C. Everest Area School District, WI TRAPN (4)	10/28/11	0.70	4,265,425
5,000,000	Evans-Brant (Lake Shore) Central School District Erie County, NY BAN - 2010	10/25/11	0.70	5,012,117		A-1
2,250,000	Merrill Area Public School District, WI TRAPN (4)	10/04/11	0.70	2,255,053
875,000	Merton Community School District, WI TRAPN (4)	10/25/11	0.75	876,766
1,600,000	Necedah Area School District Juneau County, WI TRAPN (4)	10/25/11	0.83	1,602,187
1,100,000	Northland Pines School District, WI TRAPN (4)	10/12/11	0.70	1,102,544
750,000	Salem School District, WI TRAPN (4)	08/30/11	0.74	751,280
2,150,000	School District of Ashland, WI TRAPN (4)	08/30/11	0.70	2,154,225
1,500,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN (4)	09/20/11	0.78	1,507,683
1,600,000	School District of Kewaskum, WI TRAPN (4)	08/30/11	0.75	1,602,619
2,250,000	School District of Milton, WI TRAPN (4)	09/21/11	0.70	2,254,822
4,100,000	School District of New Richmond, WI TRAPN	08/30/11	0.77	4,106,192	MIG-1
3,250,000	School District of Somerset, WI TRAPN (4)	10/28/11	0.78	3,255,823
1,750,000	School District of Three Lakes, WI TRAN (4)	08/22/11	0.75	1,752,778
2,250,000	School District of West De Pere Brown and Outagamie Counties, WI TRAPN (4)	09/29/11	0.65	2,255,797
933,000	Town of Nahant, MA GO BAN (4)	10/13/11	0.85	934,078
2,400,000	Unified School District of Antigo, WI TRAPN (4)	10/28/11	0.83	2,403,325
1,750,000	Verona Area School District, WI TRAPN (4)	02/01/11	0.70	1,750,436
1,100,000	Verona Area School District, WI TRAPN (4)	08/23/11	0.75	1,101,747
1,050,000	Wrightstown Community School District Brown, Outagamie and Calumet Counties, WI TRAN (4)	09/30/11	0.73	1,052,092
48,413,000	Total Tax Exempt Obligation Notes and Bonds			48,504,834

Tax Exempt Variable Rate Demand Instruments (5) (75.83%)
$1,910,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wachovia Bank, N.A.	08/01/32	0.55%	$1,910,000	P-1	A-1+
4,800,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.47	4,800,000	VMIG-1
475,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006B LOC Royal Bank of Scotland, N.A.	12/01/41	0.32	475,000	VMIG-1	A-1+
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.38	750,000		A-1+
1,740,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.35	1,740,000
1,845,000	California Statewide Communities Development Authority Pollution Control Revenue Refunding Bonds (Chevron U.S.A Inc. Project) - Series 2002	05/15/24	0.27	1,845,000	P-1	A-1+
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds - Series 2003B)	06/01/33	0.36	2,315,000		A-1+
3,680,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.40	3,680,000	VMIG-1
400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.42	400,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.32	1,500,000		A-1+
1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) -Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.32	1,200,000	VMIG-1
4,995,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.77	4,995,000
1,000,000	City of New York Fiscal 2004 Adjustable Rate Series A-3 LOC BNP Paribas	08/01/31	0.30	1,000,000	VMIG-1	A-1+
300,000	City of New York Fiscal 2004 Adjustable Rate Series H-7 LOC KBC Bank, N.A.	03/01/34	0.28	300,000	VMIG-1	A-1
4,875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.33	4,875,000	VMIG-1	A-1+
6,810,000	City of New York GO Fiscal 2004 H-4 LOC Bank of New York Mellon	03/01/34	0.25	6,810,000	VMIG-1	A-1+
1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) - Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.53	1,175,000
4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) - Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.33	4,600,000
3,390,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterized by Federal National Mortgage Association	10/15/16	0.33	3,390,000		A-1+
2,275,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterized by Federal National Mortgage Association	10/15/16	0.33	2,275,000		A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wells Fargo Bank, N.A.	08/01/38	0.41	3,000,000		A-1+
4,580,000	Community Development Authority of the City of South Milwaukee, WI MHRB (Marquette Manor, LLC Project) Series – 2001 (3) (4) LOC PNC Bank, N.A	01/01/31	0.94	4,580,000
4,920,000	Community Development Authority of the Village of Brown Deer, WI MHRB (Brown Deer Senior Housing, LLC Project) - Series 1999 (3) (4) LOC PNC Bank, N.A.	10/01/34	0.94	4,920,000
1,110,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) - Series 2004 (4) LOC Bank of Montreal	09/01/29	0.52	1,110,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) - Series 1993 (3) LOC Bank of Montreal	08/01/23	0.32	700,000	VMIG-1	A-1+
2,355,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) - 2006A (4) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.46	2,355,000
7,000,000	County of Allen, OH Adjustable Rate Hospital Facilities (Catholic Healthcare Partners) – Series 2008E LOC Wachovia Bank, N.A.	10/01/31	0.33	7,000,000	VMIG-1	A-1+
3,565,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.50	3,565,000		A-1+
1,630,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking And Trust Company	11/01/32	0.43	1,630,000	VMIG-1
5,600,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) - Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.33	5,600,000		A-1+
5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (3) (4) (Intel Corporation Project) LOC Deutsche Bank, A.G	12/01/37	0.36	5,000,000
1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) - Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.43	1,900,000	VMIG-1
11,030,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.43	11,030,000		A-1+
1,380,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.33	1,380,000		A-1+
1,900,000	Duval County HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.36	1,900,000		A-1+
9,765,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.39	9,765,000		A-1+
1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.46	1,050,000	P-1	A-1+
1,750,000	Florida HFA MHRB (Springs Colony Project) – Series 1985 FF Collaterized by Federal National Mortgage Association	09/15/26	0.32	1,750,000		A-1+
1,700,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.53	1,700,000	P-1	A-1
3,300,000	Highlands County, HFA RB (Adventist Health System/Sunbelt, Inc. Account Recievable Program) - Series 2009A (4) LOC PNC Bank, N.A	11/15/27	0.35	3,300,000
1,000,000	Hospital Authority of Hall County and City of Gainesville RAC (Northeast Georgia Health System, Inc. Project) - Series 2008A LOC Wells Fargo Bank	05/15/26	0.28	1,000,000		A-1
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.36	7,400,000		A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.56	3,000,000		A-1
1,900,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.36	1,900,000	VMIG-1	A-1+
1,000,000	Industrial Development Board of the Town of West Jefferson Solid Waste Disposal RB (Alabama Power Company Miller Plant Project) - Series 2008 (3)	12/01/38	0.35	1,000,000	VMIG-1	A-1
1,000,000	Industrial Development Board of the Town of Wilsonville Solid Waste Disposal RB (Alabama Power Company Gaston Plant Project) - Series 2008 (3)	12/01/30	0.35	1,000,000	VMIG-1	A-1
3,700,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.33	3,700,000		A-1+
2,300,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.53	2,300,000
1,800,000	Irvine Ranch Water District, Orange County, CA (Waterworks Bonds election 1988) - Series A For Improvement District NO. 182 LOC Landesbank Hessen -Thuringen Girozentrale	11/15/13	0.25	1,800,000		A-1+
4,715,000	JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054 Relating to the City of Chicago MHRB (Drexel Preservation Project))– Series 2007 (3) Guaranteed by Federal Housing Authority/Government National Mortgage Association	12/20/39	0.49	4,715,000	VMIG-1
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.32	1,700,000		A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.26	600,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.35	406,000		A-1+
2,015,000	Massachusetts HEFA RB (Pool Loan Program Issue) - Series N LOC TD Bank, N.A.	02/01/38	0.32	2,015,000		A-1+
1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.33	1,900,000		A-1+
6,760,000	Miami-Dade County IDA IDRB (Airbus Service Company, Inc. Project) – Series 1998A (3) LOC Calyon	04/01/30	0.38	6,760,000		A-1+
4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.34	4,785,000	VMIG-1
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) - Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.67	1,260,000
1,500,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone IDRB (Chevron U.S.A Inc Project) - Series 2007E	12/01/30	0.28	1,500,000	P-1	A-1+
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.38	3,450,000		A-1+
5,545,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.38	5,545,000		A-1+
2,015,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.38	2,015,000		A-1+
2,800,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.49	2,800,000		A-1
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.29	1,600,000	P-1	A-1+
1,000,000	New Jersey EDA School Facilities Construction Bonds 2006 Sub Series R-1 LOC Lloyd's PLC/Bank of Nova Scotia	09/01/31	0.27	1,000,000	VMIG-1	A-1+
2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.34	2,000,000	VMIG-1	A-1+
700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A	07/01/31	0.29	700,000	VMIG-1	A-1+
3,500,000	New York City Housing Development Corporation Mulit-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collaterized by Federal National Mortgage Association	09/15/28	0.33	3,500,000		A-1+
2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) - Series 2004A LOC Citibank, N.A.	12/01/34	0.29	2,985,000		A-1
5,200,000	New York City Transitional Finance Authority Future Tax Secured Bonds Fiscal 2003 Series C Subseries C2	08/01/31	0.26	5,200,000	VMIG-1	A-1+
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/19	0.34	4,575,000	VMIG-1	A-1+
3,200,000	New York City, NY GO Bonds Fiscal 2006 Series H Sub-Series H-2 LOC Dexia CLF	01/01/36	0.29	3,200,000	VMIG-1	A-1+
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.38	5,000,000	VMIG-1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project)- Series 1997E Guaranteed by Federal National Mortgage Association	06/01/25	0.33	1,000,000		A-1+
1,200,000	Orange County, FL HFA MHRB (Windsor Pines Project) – Series 2000E (3) LOC Bank of America, N.A.	03/01/35	0.38	1,200,000	VMIG-1
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.35	3,500,000		A-1+
2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.35	2,000,000	VMIG-1	A-1+
2,300,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.39	2,300,000	P-1	A-1+
1,000,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.50	1,000,000	P-1	A-1+
100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.32	100,000		A-1+
715,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC JPMorgan Chase Bank, N.A	12/01/16	0.94	715,000
1,400,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.43	1,400,000
1,375,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.43	1,375,000
350,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2001 (3) (4) LOC JPMorgan Chase Bank, N.A	01/01/12	0.43	350,000
1,170,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2003 (3) (4) LOC JPMorgan Chase Bank, N.A	01/01/14	0.43	1,170,000
3,260,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.43	3,260,000	VMIG-1
5,000,000	State of California GO Bonds (Kindergarten University Public Education Facilities) - Series 2004 - A2 LOC Citibank, N.A.	05/01/34	0.26	5,000,000	VMIG-1	A-1+
5,000,000	State of California GO Bonds (Kindergarten University Public Education Facilities) - Series 2004 - A3 LOC State Street Bank & Trust Company/ California State Teachers Retirement System	05/01/34	0.30	5,000,000	VMIG-1	A-1+
6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.25	6,100,000	VMIG-1	A-1+
2,600,000	State of Connecticut HEFA RB (Yale University Issue) - Series V-2	07/01/36	0.24	2,600,000	VMIG-1	A-1+
1,265,000	State of Connecticut HEFA RB (Yale University Issue) - Series Y-2	07/01/35	0.24	1,265,000	VMIG-1	A-1+
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) - Series F LOC JPMorgan Chase, N.A.	07/01/47	0.34	300,000	VMIG-1
2,915,000	State of Connecticut HEFA RB (Danbury Hospital Issue) – Series J LOC Wachovia Bank, N.A.	07/01/36	0.30	2,915,000		A-1+
1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.40	1,800,000		A-1+
1,805,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.58	1,805,000		A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.25	5,500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.32	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series L-1 LOC Bank of America, N.A.	07/01/36	0.32	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.38	800,000	VMIG-1
6,180,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A	01/01/37	0.36	6,180,000	VMIG-1
1,290,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (3) LOC U.S. Bank, N. A.	06/01/27	0.37	1,290,000		A-1+
1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) – Series 2001A (3) LOC U.S. Bank, N.A.	07/01/16	0.42	1,000,000		A-1+
265,000	University of North Carolina at Chapel Hill RB – Series 2001 B	12/01/25	0.27	265,000	VMIG-1	A-1+
1,160,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.63	1,160,000
4,450,000	Volusia County, FL IDA IDRB (Intellitech Project) – Series 2007A (3) LOC LaSalle National Bank, N.A.	10/01/37	0.80	4,450,000		A-1
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (3) Collateralized by Federal National Mortgage Association	12/15/40	0.36	2,700,000	VMIG-1
5,000,000	West Virginia EDA Solid Waste Disposal Facilities RB (Appalachian Power Company- Mountaineer Project) – Series 2008B (3) LOC JPMorgan Chase Bank, N.A.	02/01/36	0.37	5,000,000	VMIG-1	A-1+
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.33	1,200,000	VMIG-1
295,281,000	Total Tax Exempt Variable Rate Demand Instruments			295,281,000

Tax Exempt Variable Rate Demand Instruments -Private Placements (5) (0.27%)
$1,037,700	West Jordan, UT IDRB (The Lynn Partnership Nursing Home Project) – Series 1985 LOC Bank of America, N.A.	07/01/15	2.11%	$1,037,700	P-1	A-1+
1,037,700	Tax Exempt Variable Rate Demand Instruments -Private Placements			1,037,700

	Total Investments (99.76%) (Cost $388,436,071†)			388,436,071
	Cash and Other Assets, Net of Liabilities (0.24%)			936,441
	Net Assets (100.00%)			$389,372,512

	Advantage Shares, 188,866,767 shares outstanding			$1.00
	Institutional Class, 5,158,994 shares outstanding			$1.00
	Retail Class, 147,686,788 shares outstanding			$1.00
	Short Term Income Shares, 47,880,541 shares outstanding			$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
FOOTNOTES:

1)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.
In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

2)	The maturity date indicated for the put bonds is the next put date.

3)	Security subject to alternative minimum tax.

4)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
KEY:
	BAN = Bond Anticipation Note		LOC = Letter of Credit
	EDA = Economic Development Authority		MHRB = Multi-Family Housing Revenue Bond
	EDFA = Economic Development Finance Authority		PCFA = Pollution Control Finance Authority
	EDRB = Economic Development Revenue Bond		PCRB = Pollution Control Revenue Bond
	GO = General Obligation		RAC = Revenue Anticipation Certificates
	HEFA = Health and Education Facilities Authority		RAN = Revenue Anticipation Note
	HFA = Housing Finance Authority		RB = Revenue Bond
	HFC = Housing Finance Commission		ROC = Reset Option Certificates
	IDA = Industrial Development Authority		RRB = Revenue Refunding Bonds
	IDRB = Industrial Development Revenue Bond		SPEARs = Short Puttable Exempt Receipts
	IRB = Industrial Revenue Bond		TRAPN = Tax and Revenue Anticipation Promissory Note
	LIFERs = Long Inverse Floating Exempt Receipts		TRAN = Tax and Revenue Anticipation Note

Note 1 - Valuation of Securities

	Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

	Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

	Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

	Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

	The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of December 31, 2010:

	Description	Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical	Inputs	Inputs
		Assets	(Level 2)	(Level 3)
		(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states ...........................................	$ -0-	$4,132,524,836	$ -0-

	Total......................................................................................................................................................................................................	$-0-	$4,132,524,836	$-0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of December 31, 2010:

	Description	Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical	Inputs	Inputs
		Assets	(Level 2)	(Level 3)
		(Level 1)

	Repurchase agreements......................................................................................................................................................................	$ -0-	$592,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ...................................	$ -0-	$589,784,406	$ -0-

	Total......................................................................................................................................................................................................	$ -0-	$1,181,784,406	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of December 31, 2010:

	Description	Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical	Inputs	Inputs
		Assets	(Level 2)	(Level 3)
		(Level 1)

	Repurchase agreements......................................................................................................................................................................	$ -0-	$461,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ...................................	$ -0-	$668,941,782	$ -0-

	Total......................................................................................................................................................................................................	$ -0-	$1,129,941,782	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of December 31, 2010:

	Description	Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical	Inputs	Inputs
		Assets	(Level 2)	(Level 3)
		(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states ...........................................	$ -0-	$388,436,071	$ -0-

	Total.......................................................................................................................................................................................................	$ -0-	$388,436,071	$ -0-

	For the period ended December 31, 2010, there was no Level 1 or 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*                  /s/ Christine Manna
Christine Manna, Secretary

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael P. Lydon
Michael P. Lydon, President

Date: February 24, 2011

By (Signature and Title)*   /s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: February 24, 2011

* Print the name and title of each signing officer under his or her signature.